SCHEDULE OF FUTURE ANNUAL ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 690,591	$ 920,266
2025	914,766	914,766
2026	837,730	837,730
2027	698,925	698,925
2028	389,486	389,486
Thereafter	417,346	417,346
Total	$ 3,948,844	$ 4,178,519